UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2006

1.807740.102

NCC-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (d) - 106.5%
Due Date	Yield (a)	Principal Amount	Value
Aegis Finance LLC
10/18/06 to 11/10/06	5.06 to 5.31%	$ 20,000,000	$ 19,933,196
Alliance & Leicester PLC
2/2/07	5.32	100,000,000	98,214,792
ANZ (Delaware), Inc.
12/5/06	5.34	20,000,000	19,812,222
Aquifer Funding LLC
10/4/06	5.32	10,000,000	9,995,583
Aspen Funding Corp.
12/22/06	5.33	5,000,000	4,940,094
Bank of Ireland
1/22/07	5.22	25,000,000	24,606,069
Bavaria TRR Corp.
10/5/06 to 10/25/06	5.31 to 5.33	252,362,000	251,801,258
Bear Stearns Companies, Inc.
10/20/06 to 10/24/06	5.31 (c)	200,000,000	200,000,000
BNP Paribas Finance, Inc.
10/31/06 to 12/22/06	4.85 to 5.09	65,000,000	64,455,418
Bryant Park Funding LLC
12/5/06 to 1/9/07	5.35 to 5.37	76,510,000	75,441,124
Caisse Nat Des Caisses D Epargne
1/16/07 to 2/7/07	5.32 to 5.36 (b)	165,475,000	162,727,837
Capital One Multi-Asset Execution Trust
10/17/06 to 10/20/06	5.33 to 5.35	12,000,000	11,969,489
CC USA, Inc.
1/25/07	5.32 (b)	19,000,000	18,679,808
Charta LLC
10/12/06	5.33	5,000,000	4,991,926
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/19/06	5.46	40,000,000	39,892,200
Citigroup Funding, Inc.
11/17/06	5.33	5,000,000	4,965,533
Cullinan Finance Corp.
11/22/06 to 1/23/07	5.30 to 5.56 (b)	10,000,000	9,877,075
Danske Corp.
10/30/06 to 11/10/06	4.80 to 4.89	50,000,000	49,774,535
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
Davis Square Funding V Corp.
10/16/06 to 12/14/06	5.35 to 5.40%	$ 24,000,000	$ 23,812,559
Deutsche Bank Financial Llc.
2/9/07	5.01	25,000,000	24,566,244
DnB Nor ASA
1/18/07 to 2/26/07	5.32 to 5.41	130,000,000	127,565,631
DZ Bank AG
10/2/06 to 10/23/06	5.33 to 5.38	215,000,000	214,490,900
Emerald (MBNA Credit Card Master Note Trust)
11/9/06 to 12/6/06	5.33 to 5.37	40,000,000	39,687,347
Fairway Finance Corp.
10/12/06	5.28 (b)(c)	75,000,000	74,999,550
Falcon Asset Securitization Corp.
10/2/06	5.38	12,179,000	12,177,180
FCAR Owner Trust
10/16/06 to 1/24/07	5.24 to 5.61	143,657,000	142,370,764
General Electric Capital Corp.
11/6/06 to 5/14/07	4.95 to 5.38	75,000,000	73,258,875
Giro Funding US Corp.
10/20/06 to 10/31/06	5.32 to 5.50	197,382,000	196,643,499
Govco, Inc.
10/19/06	5.49	54,000,000	53,853,930
Grampian Funding LLC
10/23/06 to 3/12/07	5.32 to 5.52	221,000,000	217,342,327
Greenwich Capital Holdings, Inc.
12/11/06	5.30	50,000,000	49,483,278
Grenadier Funding Corp.
10/30/06 to 12/28/06	5.33 to 5.36	80,691,000	79,884,223
Harrier Finance Funding LLC
10/20/06 to 12/14/06	5.33 to 5.35 (b)	60,000,000	59,429,981
HBOS Treasury Services PLC
12/13/06 to 12/15/06	5.34	52,000,000	51,433,013
HSBC Finance Corp.
11/20/06	5.32	100,000,000	99,268,056
Intesa Funding Llc.
10/2/06	5.38	215,000,000	214,967,869
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
K2 (USA) LLC
10/2/06	5.49% (c)	$ 75,000,000	$ 74,999,889
Kestrel Funding (US) LLC
10/23/06	5.30 (b)	71,500,000	71,269,512
Market Street Funding Corp.
10/2/06	5.45	2,665,000	2,664,597
Monument Gardens Funding
10/23/06 to 12/19/06	5.30 to 5.36	117,715,000	116,883,670
Morgan Stanley
10/2/06	5.40	215,000,000	214,967,750
Motown Notes Program
10/23/06 to 12/14/06	5.35 to 5.52	23,000,000	22,833,291
Nationwide Building Society
11/3/06	5.46	40,000,000	39,802,733
Nelnet Student Funding Ext Cp LLC
10/3/06 to 12/15/06	5.32 to 5.36	5,000,000	4,969,431
Northern Rock PLC
10/31/06 to 1/29/07	5.32 to 5.46	221,000,000	219,608,198
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39	81,000,000	79,510,227
Park Granada LLC
10/31/06 to 1/29/07	5.34 to 5.52	68,000,000	66,989,287
Park Sienna LLC
10/2/06 to 10/26/06	5.31 to 5.45	213,250,000	213,112,050
Santander Finance, Inc.
11/20/06	5.02	25,000,000	24,831,944
Sigma Finance, Inc.
12/7/06	5.35 (b)	9,000,000	8,912,900
Skandinaviska Enskilda Banken AB
10/23/06 to 10/30/06	5.29 to 5.30 (c)	150,000,000	150,000,000
Societe Generale NA
11/1/06	5.44	50,000,000	49,769,222
Strand Capital LLC
11/15/06 to 2/20/07	5.33 to 5.38	48,000,000	47,386,470
Stratford Receivables Co. LLC
10/2/06 to 1/8/07	5.31 to 5.35	310,960,000	309,941,815
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
Thames Asset Global Securities No. 1, Inc.
11/20/06 to 12/14/06	5.32 to 5.35%	$ 6,000,000	$ 5,952,549
Toronto Dominion Holdings (USA)
12/8/06	5.35	50,000,000	49,508,417
Toyota Motor Credit Corp.
2/12/07	5.41	25,000,000	24,509,597
Zenith Funding Corp.
12/13/06	5.32 to 5.36 (b)	105,683,000	104,569,173
TOTAL COMMERCIAL PAPER			4,730,306,107
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $4,730,306,107)	4,730,306,107
NET OTHER ASSETS - (6.5)%	(288,456,626)
NET ASSETS - 100%	$ 4,441,849,481
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $510,465,836 or 11.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Income Tax Information
At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,730,306,107.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2006

1.807741.102

NCT-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 99.6%
Fannie Mae:
0% 6/1/07	$ 4,630,000	$ 4,475,316
0% 6/29/07	8,120,000	7,817,327
0% 7/27/07	1,579,000	1,514,300
0% 8/31/07	35,270,000	33,664,863
5.62% 9/4/07	2,000,000	2,000,894
Federal Home Loan Bank 4.875% 8/22/07	5,000,000	4,986,745
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $54,392,804)		54,459,445
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 5.12%, dated 9/29/06 due 10/2/06 (Cost $267,000)	$ 267,114	267,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $54,659,804)		54,726,445
NET OTHER ASSETS - (0.1)%		(73,148)
NET ASSETS - 100%		$ 54,653,297
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $54,658,619. Net unrealized appreciation aggregated $67,826, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 15, 2006
By:	/s/Kenneth Robins
Kenneth Robins
Treasurer and Chief Financial Officer

Date:	November 15, 2006